Subsequent Events (Details) - Subsequent event - USD ($) $ in Millions	Mar. 29, 2017	Apr. 17, 2017
Disposal group | Double Down Interactive LLC
Subsequent Event [Line Items]
Proceeds from sale of subsidiary		$ 825.0
Reno, Nevada, campus sale and leaseback
Subsequent Event [Line Items]
Purchase price for sale of subsidiary	$ 156.0
Length of lease	15 years 6 months